PIMCO ETF Trust

Supplement dated July 21, 2011 to the

Actively-Managed Exchange-Traded Funds Prospectus dated October 29, 2010,

as supplemented and revised from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Build America Bond Strategy Fund, PIMCO Intermediate

Municipal Bond Strategy Fund and PIMCO Short Term Municipal Bond Strategy Fund

(each a “Fund,” collectively the “Funds”)

Effective immediately, Joe Deane is the portfolio manager of the Funds. Therefore, effective immediately, the last two sentences in the section titled “Investment Adviser/Portfolio Manager” in each Fund’s Fund Summary in the Prospectus are deleted and replaced with the following:

The Fund’s portfolio is managed by Joe Deane. Mr. Deane is an Executive Vice President of PIMCO and he has managed the Fund since July 2011.

In addition, effective immediately, the disclosure in the table entitled “Individual Portfolio Managers” providing information with respect to the Funds in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Build America Bond Strategy PIMCO Intermediate Municipal Bond Strategy PIMCO Short Term Municipal Bond Strategy	Joe Deane	07/11	Executive Vice President, PIMCO. He joined PIMCO in 2011 and is the head of the municipal bond portfolio management team. Prior to joining PIMCO, he served as Managing Director, Co-Head of the Tax-Exempt Department for Western Asset Management Company. Previously he was Managing Director, Head of Tax-Exempt Investments for Smith Barney/Citigroup Asset Management from 1993 to 2005.

Investors Should Retain This Supplement For Future Reference

ETF_SUPP1_072111

PIMCO ETF Trust

Supplement dated July 21, 2011 to the

Statement of Additional Information dated October 29, 2010,

as supplemented and revised from time to time (the “SAI”)

Disclosure Related to the PIMCO Build America Bond Strategy Fund, PIMCO Intermediate

Municipal Bond Strategy Fund and PIMCO Short Term Municipal Bond Strategy Fund

(each a “Fund,” collectively the “Funds”)

Effective immediately, Joe Deane is the portfolio manager of the Funds. Therefore, effective immediately, all references to the Funds, including footnote 2, in the table beginning on page 54 in the subsection titled “Portfolio Managers—Other Accounts Managed” are deleted and replaced with the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Deane[2]

Registered Investment Companies	0	N/A	N/A	N/A

Other Pooled Investment Vehicles	0	N/A	N/A	N/A

Other Accounts	0	N/A	N/A	N/A

[2]

As of July 21, 2011, Mr. Deane manages the following Funds, which had total assets under management, as of March 31, 2011, in the amounts shown in parenthesis following the Fund’s name: PIMCO Build America Bond Strategy Fund ($31 million), PIMCO Intermediate Municipal Bond Strategy Fund ($78 million), and PIMCO Short Term Municipal Bond Strategy Fund ($23 million).

Additionally, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective July 21, 2011, Joe Deane is the portfolio manager of the PIMCO Build America Bond Strategy Fund, PIMCO Intermediate Municipal Bond Strategy Fund and PIMCO Short Term Municipal Bond Strategy Fund. Information pertaining to accounts managed by Mr. Deane is as of June 30, 2011.

Additionally, effective immediately, the section of the table beginning on page 57 in the subsection titled “Portfolio Managers—Securities Ownership” relating to the Funds is deleted and replaced with the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned

Deane[2]	PIMCO Build America Bond Strategy	None
	PIMCO Intermediate Municipal Bond Strategy	None
	PIMCO Short Term Municipal Bond Strategy	None

[2]

As of July 21, 2011, Mr. Deane manages the PIMCO Build America Bond Strategy Fund, PIMCO Intermediate Municipal Bond Strategy Fund and PIMCO Short Term Municipal Bond Strategy Fund. As of June 30, 2011, to the best of the Trust’s knowledge, Mr. Deane did not own any shares of the PIMCO Build America Bond Strategy Fund, PIMCO Intermediate Municipal Bond Strategy Fund and PIMCO Short Term Municipal Bond Strategy Fund.

Investors Should Retain This Supplement For Future Reference

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